Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2020	2021	2022
Crew wages and related costs	3,804,598	4,321,751	8,592,098
Insurance	290,866	323,719	780,973
Repairs and maintenance	1,227,639	845,200	2,474,586
Spares and consumable stores	1,015,100	1,181,483	2,901,979
Miscellaneous expenses	822,391	760,874	1,643,500

Total	7,160,594	7,433,027	16,393,136